Property and Equipment, Net - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 43,040	$ 6,155	¥ 52,847	¥ 74,492
Construction in Progress, Gross	¥ 92,395		¥ 760,411